Contributed Equity - Schedule of Movement in Ordinary Shares On Issue (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Contributed Equity [Line Items]
Balance	$ 18,999,559	$ 5,121,832	$ 6,852,517
Amount, New shares	45,580,570	29,846,859	9,048,102
Capital issue costs	(4,102,520)	(1,851,853)	(506,452)
Balance	$ 29,789,421	$ 18,999,559	$ 5,121,832
Issued capital [member]
Contributed Equity [Line Items]
Balance, in Shares	1,277,378,325	673,219,854
Number of shares, New	593,921,250	633,658,471
Number of shares, Cancelled		(29,500,000)
Balance, in Shares	1,871,299,575	1,277,378,325	673,219,854
Balance	$ 162,801,028	$ 134,806,022	$ 126,264,372
Amount, New shares	45,580,570	29,846,859	9,048,102
Capital issue costs	(4,102,520)	(1,851,853)	(506,452)
Balance	$ 204,279,078	$ 162,801,028	$ 134,806,022